Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Statutory U.S. Federal income tax			$ (4,782)	$ (8,260)
Statutory U.S. Federal income tax percentage	21.00%	21.00%	21.00%	21.00%
Statutory U.S. Federal income tax			$ (309)	$ (167)
State income taxes, net percentage			1.30%	0.40%
Meals and entertainment			$ 5
Meals and entertainment
Statutory U.S. Federal income tax			$ 5,031	$ 5,384
Change in valuation allowance percentage			(22.10%)	(13.70%)
Statutory U.S. Federal income tax				$ 3,802
Goodwill impairment percentage				(9.70%)
Statutory U.S. Federal income tax			$ 50
Warrant valuation percentage			(0.20%)
Statutory U.S. Federal income tax
Tax effect of non-deductible equity instruments percentage				0.10%
Statutory U.S. Federal income tax			$ 5	$ (5)
Return to provision adjustment percentage
Statutory U.S. Federal income tax			$ 2	$ (772)
Other percentage				2.00%
Statutory U.S. Federal income tax	$ 2		$ 2	$ (18)
Total provision percentage			0.00%	0.10%